Derivative Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Derivative Liability
Schedule of option liability

Nine Months Ended September 30, 2023
Annual dividend yield	—
Expected life (years)	1.0
Risk-free interest rate	4.89% - 5.56%
Expected volatility	164% - 185%
Exercise price	$0.35 - $3.53
Stock price	$0.37 - $5.32

Year Ended
December 31,
2023
Annual dividend yield	—
Expected life (years)	1.0
Risk-free interest rate	4.89% - 5.59%
Expected volatility	164% - 187%
Exercise price	$0.19 - $3.53
Stock price	$0.22 - $5.32